OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

NEWREZ LLC (f/k/a NEW PENN FINANCIAL, LLC)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of filing): February 12, 2019

Commission File Number of securitizer: 025-02178

Central Index Key Number of securitizer:_0001650733______

 Darryl Chu, Vice President, (212) 850-7728

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [√]

_     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________

                               _____________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ______________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

NewRez LLC, as securitizer, is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). NewRez LLC is also an issuer of Ginnie Mae mortgage-backed securities. The last date on which payments on asset-backed securities (other than Ginnie Mae mortgage-backed securities) held by non-affiliates were made was October 31, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEWREZ LLC

	By:	/s/ Darryl Chu
Date: February 12, 2019	Name: Darryl Chu
Title: Vice President